September 12, 2013

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Croft Funds Corporation, File Nos. 33-81926 and 811-8652

Dear Sir/Madam:

On behalf of Croft Funds Corporation, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 28 to the Trust’s Registration Statement (this “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.   The main purpose of this filing is to register shares of the “Croft Focus Fund.”

If you have any questions, please contact Emily Little at (614) 469-3264 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP